Commitment and Contingencies (Schedule of Land and Lot Option Purchase Agreements) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012 item
Commitments and Contingencies [Abstract]
Number of lots, option with related parties		82
Average exercise price, option with related parties		42,000
Total required to exercise options, option with related parties		$ 3,400
Earnest deposits, option with unrelated parties	1,242	500
Number of lots, option with unrelated parties	499	237
Average exercise price, option with unrelated parties	63,044	64,000
Total required to exercise options, option with unrelated parties	$ 31,459	$ 15,200